CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common Stock Class A Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares shares	Common Stock Class A Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares shares	Common Stock Class B Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Total Equity Attributable to Shareholders of the Company Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Total Equity Attributable to Shareholders of the Company 2015 and 2018 Share Incentive Plan CNY (¥)	Total Equity Attributable to Shareholders of the Company CNY (¥)	Non-Controlling Interest CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	2015 and 2018 Share Incentive Plan CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Dec. 31, 2019		¥ 6		¥ 6			¥ 1,192,332	¥ 195,596	¥ (19,145)	¥ (2,405)		¥ 1,368,795	¥ 5,652				¥ 1,374,447
Balances (in shares) at Dec. 31, 2019 | shares		98,444,732		110,850,000
Net income (loss) attributable to the Company and a non-controlling interest shareholder								173,324				173,324	1,122				174,446
Share-based compensation related to Share Incentive Plan							72,203					72,203					72,203
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares	7,295,454		(7,295,454)											7,295,454
Issuance of ordinary shares for exercised share options							8,989					8,989					¥ 8,989
Issuance of ordinary shares for exercised share options (in shares) | shares		2,655,669												2,655,669			2,655,669	2,655,669
Repurchase of shares					¥ (54,600)							(54,600)					¥ (54,600)
Repurchase of shares (in shares) | shares		(4,232,169)			4,232,169									(4,232,169)
Purchase of non-controlling interests							(1,016)					(1,016)	2,302				1,286
Dividend to non-controlling interests													(1,236)				(1,236)
Appropriation to statutory reserves							3,464	(3,464)
Foreign currency translation adjustment									(40,239)			(40,239)					(40,239)
Balances at Dec. 31, 2020		¥ 6		¥ 6			1,278,004	363,051	(59,384)			1,527,083	3,236				1,530,319
Balances (in shares) at Dec. 31, 2020 | shares		104,163,686		103,554,546										104,163,686	103,554,546
Treasury stock, ending balance at Dec. 31, 2020					¥ (54,600)
Treasury stock, ending balance (in shares) at Dec. 31, 2020 | shares					4,232,169
Net income (loss) attributable to the Company and a non-controlling interest shareholder								88,605				88,605	286				88,891
Share-based compensation related to Share Incentive Plan						¥ 47,405					¥ 47,405					¥ 47,405
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares	339,999		(339,999)											339,999
Issuance of ordinary shares for exercised share options							9,941					9,941					¥ 9,941
Issuance of ordinary shares for exercised share options (in shares) | shares		3,011,064												3,011,064			3,011,064	3,011,064
Capital injection in a subsidiary from a non-controlling interest shareholder							175					175					¥ 175
Repurchase of shares					¥ (12,068)							(12,068)					(12,068)
Repurchase of shares (in shares) | shares		(1,997,970)			1,997,970									(1,997,970)
Appropriation to statutory reserves							1,756	(1,756)
Foreign currency translation adjustment									(13,736)			(13,736)					(13,736)
Balances at Dec. 31, 2021		¥ 6		¥ 6			1,337,281	449,900	(73,120)			1,647,405	3,522				1,650,927
Balances (in shares) at Dec. 31, 2021 | shares		105,516,779		103,214,547										105,516,779	103,214,547
Treasury stock, ending balance at Dec. 31, 2021					¥ (66,668)												(66,668)
Treasury stock, ending balance (in shares) at Dec. 31, 2021 | shares					6,230,139
Net income (loss) attributable to the Company and a non-controlling interest shareholder								(275,515)				(275,515)	(7,115)				(282,630)	$ (40,978)
Share-based compensation related to Share Incentive Plan						¥ 19,560					¥ 19,560					¥ 19,560
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares	359,997		(359,997)											359,997
Issuance of ordinary shares for exercised share options							556					556					¥ 556
Issuance of ordinary shares for exercised share options (in shares) | shares		956,256												956,256			956,256	956,256
Repurchase of shares					¥ (8,035)							(8,035)					¥ (8,035)
Repurchase of shares (in shares) | shares		(2,293,569)			2,293,569									(2,293,569)
Foreign currency translation adjustment									48,785			48,785					48,785	$ 7,073
Balances at Dec. 31, 2022		¥ 6		¥ 6			¥ 1,357,397	¥ 174,385	¥ (24,335)			¥ 1,432,756	¥ (3,593)				1,429,163	207,209
Balances (in shares) at Dec. 31, 2022 | shares		104,539,463		102,854,550										104,539,463	102,854,550
Treasury stock, ending balance at Dec. 31, 2022					¥ (74,703)												¥ (74,703)	$ (10,831)
Treasury stock, ending balance (in shares) at Dec. 31, 2022 | shares					8,523,708